Disclosure of leases and similar arrangements - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2014
Disclosure of recognised finance lease as assets by lessee [line items]
Lease expense		$ 1,659,000	$ 1,381,000	$ 1,443,000
Average contract term (in years)		5 years
Minimum operating lease payments recognised as expense		$ 41,100,000	64,900,000	53,400,000
Minimum finance lease payments payable		$ 105	181
Lease term (in years)		10 years
Minimum lease payments receivable under cancellable operating lease		$ 1,518,000	1,482,000
Settlement gain, net		0	8,489,000	0
Lease Expense Capitalized
Disclosure of recognised finance lease as assets by lessee [line items]
Lease expense		14,000,000	6,800,000	$ 10,800,000
Marfrig Argentina S.A.
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease payments receivable under cancellable operating lease					$ 500,000
Arbitration proceedings settlement amount	$ 9,000,000
Arbitration proceedings settlement amount collected			$ 7
Settlement gain, net		$ 8,500,000